Note 5 - Liabilities Related to Sale of Future Royalties	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes to Financial Statements
Deferred Revenue Disclosure [Text Block]
(5)	Liabilities Related to Sale of Future Royalties

In
April 2016,
the Company sold certain royalty rights related to the approved product Inavir
®
, sold by Daiichi Sankyo Company, Limited (“Daiichi Sankyo”) in the Japanese market, for
$20
million to HealthCare Royalty Partners III, L.P. (“HCRP”). Under the relevant accounting guidance, due to a limit on the amount of royalties that HCRP can earn under the arrangement, this transaction was accounted for as a liability that will be amortized using the interest method over the life of the arrangement. The Company has no
obligation to pay any amounts to HCRP other than to pass through to HCRP its share of royalties as they are received from Daiichi Sankyo. In order to record the amortization of the liability, the Company is required to estimate the total amount of future royalty payments to be received under the License Agreement with Daiichi Sankyo and the payments that will be passed through to HCRP over the life of the agreement. The sum of the pass through amounts less the net proceeds received will be recorded as non-cash interest expense over the life of the liability. Consequently, the Company imputes interest on the unamortized portion of the liability and records non-cash interest expense using an estimated effective interest rate. The Company will periodically assess the expected royalty payments, and to the extent such payments are greater or less than the initial estimate, the Company will adjust the amortization of the liability and interest rate. As a result of this accounting, even though the Company does not
retain HCRP’s share of the royalties, it will continue to record non-cash revenue related to those royalties until the amount of the associated liability and related interest is fully amortized.

The following table shows the activity within the liability account during the three
months ended
September 30, 2017:

in millions
Total Liability related to sale of future royalties, June 30, 2017	$16.7
Non-cash royalty revenue paid to HCRP	(0.2)
Non-cash interest expense recognized	0.4
Total Liability related to sale of future royalties, September 30, 2017	$16.9

(7)	Liabilities Related to Sale of Future Royalties

In
April 2016,
the Company sold certain royalty rights related to the approved product Inavir®
, sold by Daiichi Sankyo in the Japanese market, for
$20
million to HCRP. Under the relevant accounting guidance, due to a limit on the amount of royalties that HCRP can earn under the arrangement, this transaction was accounted for as a liability that will be amortized using the interest method over the life of the arrangement. The Company has no
obligation to pay any amounts to HCRP other than to pass through to HCRP its share of royalties as they are received from Daiichi Sankyo. In order to record the amortization of the liability, the Company is required to estimate the total amount of future royalty payments to be received under the License Agreement and the payments that will be passed through to HCRP over the life of the agreement. The sum of the pass through amounts less the net proceeds received will be recorded as non-cash interest expense over the life of the liability. Consequently, the Company imputes interest on the unamortized portion of the liability and records non-cash interest expense using an estimated effective interest rate. The Company will periodically assess the expected royalty payments, and to the extent such payments are greater or less than the initial estimate, the Company will adjust the amortization of the liability and interest rate. As a result of this accounting, even though the Company does not
retain HCRP’s share of the royalties, it will continue to record non-cash revenue related to those royalties until the amount of the associated liability and related interest is fully amortized.

The following table shows the activity within the liability account during the year ended
June 30,
201
7:

in millions
Total Liability related to sale of future royalties, June 30, 2016	$18.1
Non-cash royalty revenue paid to HCRP	(3.2)
Non-cash interest expense recognized	1.8
Total Liability related to sale of future royalties, June 30, 201 7	$16.7